UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-5086

					Churchill Tax-Free Trust
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	12/31/08

				Date of reporting period:	6/30/09

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.


SEMI-ANNUAL
REPORT

JUNE 30, 2009

                                   CHURCHILL
                                TAX-FREE FUND OF
                                    KENTUCKY

                          A TAX-FREE INCOME INVESTMENT

                [LOGO OF THE CHURCHILL TAX-FREE FUND OF KENTUCKY:
                         A STANDING PEGASUS IN A CIRCLE]

[LOGO OF THE AQUILA
GROUP OF FUNDS:                    ONE OF THE
AN EAGLE'S HEAD]            AQUILA GROUP OF FUNDS(R)

[LOGO OF THE CHURCHILL TAX-FREE FUND OF KENTUCKY:
A STANDING PEGASUS IN A CIRCLE]

              SERVING KENTUCKY INVESTORS FOR MORE THAN TWO DECADES

                       CHURCHILL TAX-FREE FUND OF KENTUCKY

                       "SOME COMFORT IN UNSETTLING TIMES"

                                                                    August, 2009

Dear Fellow Shareholder:

      We know it. And, you know it too. The United States has seen better economic days.

      Like it or not, unpleasant market cycles do occur periodically. This tends to distract some people's focus from the longer-term objective that influenced their investment decision in the first place.

      Our shareholder and financial professional surveys have consistently indicated over the years that the original investment objective and decision for investors in Churchill Tax-Free Fund of Kentucky, has generally been aligned with the Fund's objective: to seek as high a level of current income exempt from Kentucky state and regular Federal income taxes as is consistent with preservation of capital.

      How does the Fund seek to fulfill its and your investment objective?

      Perhaps the single most significant matter we wish to emphasize is the element of professional management that we have continually sought to bring to bear on your behalf. The job of investment managers is to be keen observers of the scene, setting aside emotions. This is particularly true in the constantly changing environment that exists today. One must make every effort to be as objective as possible, adjusting the portfolio of investments as necessary, to try to be of most benefit to shareholders.

      Management of Churchill Tax-Free Fund of Kentucky and its municipal bond portfolio management team believe that when you are dealing with investments, quality counts.

      As you may recall, there are nine separate credit ratings assignable to municipal securities, ranging from the most conservative to the highly speculative. For protection of investors' capital, the Fund intentionally limits its purchases to securities rated (or, if unrated, deemed by the Manager to be) investment grade quality - that is rated within the four highest credit ratings:
AAA, AA, A, AND BBB.

      In general, the higher the quality rating of a municipal security, the greater or more reliable the cash flow there is for the municipality to cover interest and principal payments when due

                      NOT A PART OF THE SEMI-ANNUAL REPORT
on the security. While exaggerated price changes may occur in emotionally charged securities markets, they normally are not reflective of a municipal issuer's capability to pay interest and principal in a timely manner on any particular security. It is the cash flow and solidness of the municipal issuer that count - and this is reflected in the quality level of the credit rating.

      We can assure you that the Fund's portfolio management team pays considerable attention to this factor before any security is purchased for the portfolio as well as in conducting continuing analysis and evaluation with each and every security once it is a part of the Fund's investment portfolio. It is additionally important for you to know that, with any insured securities, our portfolio management team has always sought to look beyond the insurance to the credit quality of the underlying issuer rather than relying upon any insurance.

      We fully recognize that the current times can be unsettling. However, we hope that you are comforted to know that we believe you have a knowledgeable team of financial experts, which has continually sought to carefully choose the securities in the Fund's portfolio and seeks to continuously monitor your investment in Churchill Tax-Free Fund of Kentucky.

                                   Sincerely,

/s/ Lacy B. Herrmann                       /s/ Diana P. Herrmann

Lacy B. Herrmann                           Diana P. Herrmann
Founder and Chairman Emeritus              President

                      NOT A PART OF THE SEMI-ANNUAL REPORT

                      CHURCHILL TAX-FREE FUND OF KENTUCKY
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2009 (UNAUDITED)

                                                                               RATING
   PRINCIPAL                                                                  MOODY'S/
    AMOUNT        GENERAL OBLIGATION BONDS (2.2%)                                S&P          VALUE
---------------   ---------------------------------------------------------   ---------   ---------------
                  Lexington-Fayette Urban County, Kentucky
$     4,175,000   4.250%, 05/01/23 National-re Insured ....................   Aa2/AA+     $     4,127,489
                  Louisville & Jefferson County, Kentucky
        955,000   4.200%, 11/01/22 National-re Insured ....................   Aa2/AA+             950,130
                                                                                          ---------------
                  Total General Obligation Bonds ..........................                     5,077,619
                                                                                          ---------------

                  REVENUE BONDS (96.0%)
                  ---------------------------------------------------------
                  STATE AGENCIES (15.5%)
                  Kentucky Area Development District Financing
        500,000   5.000%, 12/01/23 LOC Wachovia Bank ......................    NR/AA              512,455
                  Kentucky Asset/Liability Commission
        500,000   4.500%, 10/01/22 National-re FGIC Insured ...............   Aa3/AA-             510,880
                  Kentucky Asset & Liability Commission University
                     of Kentucky Project
        500,000   5.000%, 10/01/25 Series B ...............................   Aa3/AA-             520,155
        750,000   5.000%, 10/01/26 Series B ...............................   Aa3/AA-             776,040
      1,000,000   5.000%, 10/01/27 Series B ...............................   Aa3/AA-           1,027,790
                  Kentucky Economic Development Finance Authority
                     Louisville Arena Project
      5,725,000   5.750%, 12/01/28 Assured Guaranty Insured ...............   Aa2/AAA           5,889,250
                  Kentucky Infrastructure Authority
        230,000   5.000%, 06/01/21 ........................................   Aa3/A+              232,985
                  Kentucky State Property and Buildings Commission
      1,000,000   5.000%, 11/01/17 AMBAC Insured ..........................    A1/A+            1,030,050
      6,000,000   5.250%, 10/01/18 ........................................   Aa3/A+            6,149,580
      1,925,000   5.000%, 10/01/19 ........................................   Aa3/A+            1,959,766
      3,000,000   5.000%, 11/01/19 FSA Insured ............................   Aa3/AAA           3,102,600
      1,020,000   5.000%, 11/01/20 ........................................   Aa3/A+            1,083,148
      1,375,000   5.375%, 11/01/23 ........................................   Aa3/A+            1,462,436
      2,820,000   5.750%, 04/01/24 AMBAC Insured ..........................    A1/A+            3,044,613
      1,300,000   5.250%, 02/01/28 Assured Guaranty Insured ...............   Aa2/AAA           1,353,534
        750,000   5.500%, 11/01/28 ........................................   Aa3/A+              784,433
      2,500,000   5.000%, 02/01/29 ........................................   Aa2/AAA           2,534,075
      2,625,000   5.750%, 04/01/29 AMBAC Insured ..........................    A1/A+            2,749,504

                                                                               RATING
   PRINCIPAL                                                                  MOODY'S/
    AMOUNT        REVENUE BONDS (CONTINUED)                                      S&P          VALUE
---------------   ---------------------------------------------------------   ---------   ---------------
                  STATE AGENCIES (CONTINUED)
                  Kentucky State Property and Buildings
                     Commission Project #88
$     2,200,000   4.500%, 11/01/26 National-re FGIC Insured ...............   Aa3/A+      $     2,051,258
                                                                                          ---------------
                  Total State Agencies ....................................                    36,774,552
                                                                                          ---------------

                  COUNTY AGENCIES (2.0%)
                  Jefferson County, Kentucky Capital Projects
      1,575,000   4.250%, 06/01/23 FSA Insured ............................   Aa3/NR*           1,536,160
      2,640,000   4.375%, 06/01/28 FSA Insured ............................   Aa3/NR*           2,409,000
                  Lexington-Fayette Urban County, Kentucky Public
                     Facilities Revenue
        500,000   4.125%, 10/01/23 National-re Insured ....................   Aa3/NR              488,125
                  Warren County, Kentucky Justice Center
        365,000   4.300%, 09/01/22 National-re Insured ....................   Aa3/NR              366,945
                                                                                          ---------------
                  Total County Agencies ...................................                     4,800,230
                                                                                          ---------------

                  HOSPITALS (8.9%)
                  Jefferson County, Kentucky Health Facilities
      1,715,000   5.650%, 01/01/17 AMBAC Insured ..........................    A3/A             1,715,206
      2,200,000   5.250%, 05/01/17 ........................................    NR/A             2,220,262
                  Jefferson County, Kentucky Health Facilities
                     University Hospital
      1,000,000   5.250%, 07/01/22 National-re Insured ....................   Baa1/A              970,060
                  Jefferson County, Kentucky Medical Center
      2,000,000   5.500%, 05/01/22 ........................................    NR/A             2,016,260
                  Lexington-Fayette Urban County, Kentucky
                     Public Facilities
        500,000   4.250%, 10/01/26 National-re Insured ....................   Aa3/NR              477,005
                  Louisville & Jefferson County, Kentucky Medical Center
      1,000,000   5.000%, 06/01/18 ........................................    NR/A             1,011,650
                  Louisville & Jefferson County, Kentucky Metro Health,
                     Jewish Hospital Revenue
      1,250,000   6.000%, 02/01/22 ........................................    A3/A             1,270,750

                                                                               RATING
   PRINCIPAL                                                                  MOODY'S/
    AMOUNT        REVENUE BONDS (CONTINUED)                                      S&P          VALUE
---------------   ---------------------------------------------------------   ---------   ---------------
                  HOSPITALS (CONTINUED)
                  Louisville & Jefferson County, Kentucky Metropolitan
                     Government Health System (Norton)
$     8,045,000   5.000%, 10/01/26 ........................................   NR/A-**     $     7,161,981
      5,000,000   5.000%, 10/01/30 ........................................   NR/A-**           4,308,200
                                                                                          ---------------
                  Total Hospitals .........................................                    21,151,374
                                                                                          ---------------

                  HOUSING (13.3%)
                  Kentucky Housing Corporation Housing Revenue
        555,000   4.200%, 01/01/17 ........................................   Aaa/AAA             560,395
        100,000   5.125%, 07/01/17 ........................................   Aaa/AAA             100,498
        470,000   4.800%, 01/01/18 AMT ....................................   Aaa/AAA             465,159
        285,000   4.250%, 01/01/18 ........................................   Aaa/AAA             286,664
        575,000   4.800%, 07/01/18 AMT ....................................   Aaa/AAA             568,801
        180,000   4.250%, 07/01/18 ........................................   Aaa/AAA             181,044
        900,000   4.800%, 07/01/20 AMT ....................................   Aaa/AAA             881,199
      1,150,000   5.350%, 01/01/21 AMT ....................................   Aaa/AAA           1,156,003
      6,025,000   5.450%, 07/01/22 AMT ....................................   Aaa/AAA           6,069,404
      4,565,000   5.250%, 07/01/22 AMT ....................................   Aaa/AAA           4,582,849
        245,000   5.200%, 07/01/22 ........................................   Aaa/AAA             247,075
        415,000   5.100%, 07/01/22 AMT ....................................   Aaa/AAA             414,216
      2,570,000   4.800%, 07/01/22 AMT ....................................   Aaa/AAA           2,502,178
      2,000,000   4.700%, 07/01/22 Series E AMT ...........................   Aaa/AAA           1,914,600
      1,635,000   5.000%, 01/01/23 AMT ....................................   Aaa/AAA           1,591,215
        665,000   5.000%, 07/01/24 ........................................   Aaa/AAA             673,060
      4,140,000   5.200%, 07/01/25 AMT ....................................   Aaa/AAA           4,069,454
        275,000   5.375%, 07/01/27 ........................................   Aaa/AAA             277,381
      2,300,000   5.000%, 07/01/27 Series N AMT ...........................   Aaa/AAA           2,141,369
      1,000,000   4.750%, 07/01/27 Series E AMT ...........................   Aaa/AAA             898,500
        560,000   5.550%, 07/01/33 ........................................   Aaa/AAA             561,338
                  Kentucky Housing Multifamily Mortgage Revenue
      1,325,000   5.000%, 06/01/35 AMT ....................................   NR/AAA            1,300,223
                                                                                          ---------------
                  Total Housing ...........................................                    31,442,625
                                                                                          ---------------

                                                                               RATING
   PRINCIPAL                                                                  MOODY'S/
    AMOUNT        REVENUE BONDS (CONTINUED)                                      S&P          VALUE
---------------   ---------------------------------------------------------   ---------   ---------------
                  SCHOOLS (33.6%)
                  Barren County, Kentucky School Building Revenue
$     1,265,000   4.250%, 08/01/25 CIFG Insured ...........................   Aa3/NR      $     1,226,240
      1,670,000   4.375%, 08/01/26 CIFG Insured ...........................   Aa3/NR            1,627,782
                  Berea, Kentucky Educational Facilities (Berea College)
      1,000,000   4.125%, 06/01/25 ........................................   Aaa/NR              953,320
                  Boone County, Kentucky School District Finance Corp.
      1,730,000   4.125%, 08/01/22 Syncora Guarantee Inc. Insured .........   Aa3/NR            1,683,048
                  Boone County, Kentucky School District Finance Corp.
                     School Building Revenue
        140,000   4.750%, 06/01/20 FSA Insured ............................   Aa3/AAA             142,194
      1,580,000   4.500%, 08/01/23 FSA Insured ............................   Aa3/NR*           1,588,516
      1,250,000   4.125%, 03/01/25 FSA Insured ............................   Aa3/NR*           1,139,312
                  Boyle County, Kentucky College Refunding &
                     Improvement
      1,035,000   4.500%, 06/01/22 CIFG Insured ...........................    A3/A-            1,062,666
        200,000   4.625%, 06/01/24 CIFG Insured ...........................    A3/A-              204,578
                  Bullitt County, Kentucky School District Finance Corp.
        200,000   4.300%, 10/01/21 National-re Insured ....................   Aa3/NR              198,860
      2,455,000   4.500%, 10/01/22 National-re Insured ....................   Aa3/NR            2,483,404
      2,590,000   4.500%, 10/01/23 National-re Insured ....................   Aa3/NR            2,606,654
      1,145,000   4.500%, 04/01/27 FSA Insured ............................   Aa3/NR            1,114,886
      1,200,000   4.500%, 04/01/28 FSA Insured ............................   Aa3/NR            1,155,756
                  Christian County, Kentucky School District Finance Corp.
        720,000   4.000%, 08/01/19 Syncora Guarantee Inc. Insured .........   Aa3/NR              724,226
        855,000   4.000%, 08/01/20 Syncora Guarantee Inc. Insured .........   Aa3/NR              853,461
        905,000   4.000%, 08/01/21 Syncora Guarantee Inc. Insured .........   Aa3/NR              899,842
      1,465,000   4.000%, 08/01/22 Syncora Guarantee Inc. Insured .........   Aa3/NR            1,442,966
      1,525,000   4.125%, 08/01/23 Syncora Guarantee Inc. Insured .........   Aa3/NR            1,495,430
      1,590,000   4.125%, 08/01/24 Syncora Guarantee Inc. Insured .........   Aa3/NR            1,537,053
                  Daviess County, Kentucky School District Finance Corp.
        200,000   5.000%, 06/01/24 ........................................   Aa3/NR              206,300
                  Fayette County, Kentucky School District Finance Corp.
      5,000,000   4.250%, 04/01/23 FSA Insured ............................   Aa3/AAA           4,994,550
      4,335,000   4.375%, 05/01/26 FSA Insured ............................   Aa3/AAA           4,226,365

                                                                               RATING
   PRINCIPAL                                                                  MOODY'S/
    AMOUNT        REVENUE BONDS (CONTINUED)                                      S&P          VALUE
---------------   ---------------------------------------------------------   ---------   ---------------
                  SCHOOLS (CONTINUED)
                  Floyd County, Kentucky School Building
$       680,000   4.375%, 10/01/22 ........................................   Aa3/NR      $       679,619
                  Floyd County, Kentucky School Finance Corp.
                     School Building
      1,320,000   4.000%, 03/01/23 Syncora Guarantee Inc. Insured .........   Aa3/NR            1,278,037
      1,855,000   4.125%, 03/01/26 Syncora Guarantee Inc. Insured .........   Aa3/NR            1,755,238
                  Fort Thomas, Kentucky Independent School
                     District Building Revenue
        610,000   4.375%, 04/01/25 ........................................   Aa3/NR              594,042
                  Fort Thomas, Kentucky Independent School
                     District Finance
        785,000   4.375%, 04/01/21 ........................................   Aa3/NR              793,399
                  Franklin County, Kentucky School District Finance Corp.
      1,000,000   5.000%, 04/01/24 ........................................   Aa3/NR            1,030,510
                  Graves County, Kentucky School Building Revenue
      1,260,000   5.000%, 06/01/22 ........................................   Aa3/NR            1,305,990
      1,320,000   5.000%, 06/01/23 ........................................   Aa3/NR            1,356,168
                  Hardin County, Kentucky School District Finance Corp.
      1,475,000   4.000%, 02/01/19 AMBAC Insured ..........................   Aa3/NR            1,483,024
                  Jefferson County, Kentucky School District Finance
                     Corp. School Building
        150,000   5.000%, 04/01/20 FSA Insured ............................   Aa3/AAA             154,368
      1,360,000   4.250%, 06/01/21 FSA Insured ............................   Aa3/AAA           1,373,396
                  Kenton County, Kentucky School Building Revenue
        590,000   4.250%, 10/01/22 FSA Insured ............................   Aa3/NR*             589,965
                  Kenton County, Kentucky School District Finance Corp.
        445,000   4.300%, 04/01/22 CIFG Insured ...........................   Aa3/NR              447,563
      4,250,000   5.000%, 06/01/22 National-re Insured ....................   Aa3/NR            4,437,340
        750,000   4.375%, 04/01/24 CIFG Insured ...........................   Aa3/NR              749,550
        325,000   4.400%, 04/01/26 CIFG Insured ...........................   Aa3/NR              321,565
                  Larue County, Kentucky School District Finance Corp.
        270,000   4.500%, 07/01/21 National-re Insured ....................   Aa3/NR              275,513
        470,000   4.500%, 07/01/22 National-re Insured ....................   Aa3/NR              478,460
        785,000   4.500%, 07/01/23 National-re Insured ....................   Aa3/NR              793,910

                                                                               RATING
   PRINCIPAL                                                                  MOODY'S/
    AMOUNT        REVENUE BONDS (CONTINUED)                                      S&P          VALUE
---------------   ---------------------------------------------------------   ---------   ---------------
                  SCHOOLS (CONTINUED)
                  Lexington-Fayette Urban County, Kentucky Government
                     Project Transylvania University
$     1,320,000   5.125%, 08/01/18 National-re Insured ....................    A3/A+      $     1,323,181
                  Louisville & Jefferson County, Kentucky University
                     of Louisville
        525,000   5.000%, 06/01/20 AMBAC Insured ..........................   NR/BBB              556,022
                  Magoffin County, Kentucky School Building Revenue
        375,000   4.250%, 08/01/23 AMBAC Insured ..........................   Aa3/NR              372,634
                  Magoffin County, Kentucky School District
        475,000   4.250%, 08/01/25 AMBAC Insured ..........................   Aa3/NR              463,097
                  Meade County, Kentucky School District
        490,000   4.250%, 09/01/26 National-re Insured ....................   Aa3/NR              473,169
                  Murray State University Project, Kentucky General
                     Receipts Revenue
        745,000   4.500%, 09/01/23 AMBAC Insured ..........................   Aa3/A+              727,425
                  Ohio County, Kentucky School Building Revenue
        790,000   4.500%, 05/01/24 ........................................   Aa3/NR              791,098
        325,000   4.500%, 05/01/25 ........................................   Aa3/NR              322,800
                  Oldham County, Kentucky School District Finance Corp.
        500,000   5.000%, 05/01/19 National-re Insured ....................   Aa3/NR              527,520
                  Owensboro, Kentucky Independent School District
                     Finance Corp. School Building Revenue
        390,000   4.375%, 09/01/24 ........................................   Aa3/NR              389,766
                  Pendleton County, Kentucky School District Finance
                     Corp. School Building Revenue
        730,000   4.000%, 02/01/23 National-re Insured ....................   Aa3/NR              696,070
                  Pike County, Kentucky School Building Revenue
      1,355,000   4.375%, 10/01/26 National-re Insured ....................   Aa3/NR            1,320,475
                  Scott County, Kentucky School District Finance Corp.
      1,115,000   4.200%, 01/01/22 AMBAC Insured ..........................   Aa3/NR            1,124,243
      1,955,000   4.250%, 01/01/23 AMBAC Insured ..........................   Aa3/NR            1,964,501
      1,560,000   4.300%, 01/01/24 AMBAC Insured ..........................   Aa3/NR            1,564,524

                                                                               RATING
   PRINCIPAL                                                                  MOODY'S/
    AMOUNT        REVENUE BONDS (CONTINUED)                                      S&P          VALUE
---------------   ---------------------------------------------------------   ---------   ---------------
                  SCHOOLS (CONTINUED)
                  Scott County, Kentucky School District Finance Corp.
                     School Building Revenue
$     1,000,000   4.250%, 02/01/27 FSA Insured ............................   Aa3/NR*     $       932,330
                  University of Kentucky General Receipts
        885,000   4.500%, 10/01/22 Syncora Guarantee Inc. Insured .........   Aa3/AA-             901,373
      1,545,000   4.500%, 10/01/23 Syncora Guarantee Inc. Insured .........   Aa3/AA-           1,562,984
      1,625,000   4.500%, 10/01/25 Syncora Guarantee Inc. Insured .........   Aa3/AA-           1,621,181
      1,010,000   4.500%, 10/01/26 Syncora Guarantee Inc. Insured .........   Aa3/AA-             999,193
                  University of Louisville, Kentucky
      1,055,000   4.000%, 09/01/25 National-re Insured ....................   Aa3/AA              992,544
      1,000,000   4.375%, 04/01/27 FSA Insured ............................   Aa3/NR*             978,790
                  Warren County, Kentucky School District Finance Corp.
        295,000   4.125%, 02/01/23 National-re Insured ....................   Aa3/NR              289,430
                  Western Kentucky University Revenue General Receipts
      2,860,000   4.200%, 09/01/25 Series A National-re Insured ...........   Aa3/A+            2,637,749
      2,980,000   4.200%, 09/01/26 Series A National-re Insured ...........   Aa3/A+            2,701,638
                                                                                          ---------------
                  Total Schools ...........................................                    79,698,803
                                                                                          ---------------

                  TRANSPORTATION (8.0%)
                  Kenton County, Kentucky Airport Board Airport Revenue
      1,300,000   5.000%, 03/01/23 National-re Insured AMT ................    A3/A             1,196,884
                  Kentucky Interlocal School Transportation Authority
        145,000   5.400%, 06/01/17 ........................................   Aa3/A+              145,023
        400,000   6.000%, 12/01/20 ........................................   Aa3/A+              404,116
        200,000   6.000%, 12/01/20 ........................................   Aa3/A+              202,058
        300,000   5.800%, 12/01/20 ........................................   Aa3/A+              302,850
        400,000   5.650%, 12/01/20 ........................................   Aa3/A+              403,580
        350,000   5.600%, 12/01/20 ........................................   Aa3/A+              353,063
                  Kentucky State Turnpike Authority Revenue
      2,250,000   5.000%, 07/01/27 ........................................   Aa3/AA+           2,317,298
        950,000   5.000%, 07/01/28 ........................................   Aa3/AA+             972,088
        700,000   5.000%, 07/01/29 ........................................   Aa3/AA+             713,223
                  Louisville, Kentucky Regional Airport Authority
      1,000,000   5.250%, 07/01/23 FSA Insured AMT ........................   Aa3/AAA             994,120
      2,610,000   5.000%, 07/01/24 AMBAC Insured AMT ......................    A1/A+            2,429,988

                                                                               RATING
   PRINCIPAL                                                                  MOODY'S/
    AMOUNT        REVENUE BONDS (CONTINUED)                                      S&P          VALUE
---------------   ---------------------------------------------------------   ---------   ---------------
                  TRANSPORTATION (CONTINUED)
                  Louisville & Jefferson County Regional Airport, Kentucky
$     1,000,000   5.250%, 07/01/18 FSA Insured AMT ........................   Aa3/AAA     $     1,011,080
      2,000,000   5.250%, 07/01/20 FSA Insured AMT ........................   Aa3/AAA           2,007,100
      1,370,000   5.250%, 07/01/21 FSA Insured AMT ........................   Aa3/AAA           1,365,164
      3,390,000   5.250%, 07/01/22 FSA Insured AMT ........................   Aa3/AAA           3,361,660
        275,000   5.375%, 07/01/23 FSA Insured AMT ........................   Aa3/AAA             274,062
        500,000   5.000%, 07/01/25 National-re Insured AMT ................    A1/A+              465,580
                                                                                          ---------------
                  Total Transportation ....................................                    18,918,937
                                                                                          ---------------

                  UTILITIES (14.7%)
                  Bardstown, Kentucky Combined Utilities Revenue
        200,000   5.000%, 12/01/19 National-re Insured ....................    A2/NR              204,394
                  Boone County, Kentucky Pollution Control Revenue
                     Dayton Power & Light
      2,000,000   4.700%, 01/01/28 FGIC Insured ...........................    A1/A             1,843,180
                  Campbell & Kenton Counties, Kentucky Sanitation
                     District Revenue
      1,695,000   4.300%, 08/01/24 National-re Insured ....................   Aa3/AA            1,697,000
        300,000   4.300%, 08/01/27 National-re Insured ....................   Aa3/AA              290,820
      1,450,000   4.300%, 08/01/28 National-re Insured ....................   Aa3/AA            1,386,243
                  Carroll County, Kentucky Environmental Facilities
                     Revenue (KY Utilities) AMT
      1,500,000   5.750%, 02/01/26 AMBAC Insured ..........................    A2/NR            1,485,720
                  Kentucky Rural Water Finance Corp.
        205,000   4.250%, 08/01/19 National-re Insured ....................  Baa1/AA-             208,883
        595,000   5.000%, 02/01/20 National-re Insured ....................  Baa1/AA-             616,670
        210,000   4.250%, 08/01/20 National-re Insured ....................  Baa1/AA-             212,297
        200,000   4.375%, 08/01/22 National-re Insured ....................  Baa1/AA-             202,728
        240,000   4.500%, 08/01/23 National-re Insured ....................  Baa1/AA-             243,478
        200,000   4.500%, 02/01/24 National-re Insured ....................  Baa1/AA-             201,660
        255,000   4.500%, 08/01/24 National-re Insured ....................  Baa1/AA-             257,609
        355,000   4.600%, 02/01/25 ........................................   NR/AA-              358,497

                                                                               RATING
   PRINCIPAL                                                                  MOODY'S/
    AMOUNT        REVENUE BONDS (CONTINUED)                                      S&P          VALUE
---------------   ---------------------------------------------------------   ---------   ---------------
                  UTILITIES (CONTINUED)
                  Kentucky Rural Water Finance Corp. (continued)
$       290,000   4.500%, 08/01/27 National-re Insured ....................  Baa1/AA-     $       286,459
        245,000   4.600%, 08/01/28 National-re Insured ....................  Baa1/AA-             241,928
        315,000   4.625%, 08/01/29 National-re Insured ....................  Baa1/AA-             308,735
                  Louisville & Jefferson County, Kentucky Metropolitan
                     Sewer District
      2,380,000   4.250%, 05/15/20 FSA Insured ............................   Aa3/AAA           2,421,912
      2,510,000   4.250%, 05/15/21 FSA Insured ............................   Aa3/AAA           2,544,989
        400,000   5.000%, 05/15/22 National-re FGIC Insured
                     (pre-refunded) .......................................  NR/AA-**             404,804
        100,000   5.250%, 05/15/27 National-re Insured ....................  Baa1/AA-             100,036
                  Louisville, Kentucky Waterworks Board Water System
      2,530,000   5.250%, 11/15/18 FSA Insured ............................   Aa1/AAA           2,596,261
      6,600,000   5.250%, 11/15/22 FSA Insured ............................   Aa1/AAA           6,724,344
      2,415,000   5.250%, 11/15/24 FSA Insured ............................   Aa1/AAA           2,455,693
                  Northern Kentucky Water District
        660,000   5.000%, 02/01/23 National-re FGIC Insured ...............    A2/NR              665,828
      1,825,000   6.000%, 02/01/28 FSA Insured ............................   Aa3/NR*           1,973,281
                  Owensboro, Kentucky Electric and Power
      1,555,000   5.000%, 01/01/20 FSA Insured ............................   Aa3/AAA           1,570,395
                  Owensboro-Daviess County, Kentucky Regional Water
                     Resource Agency Wastewater Refunding &
                     Improvement Revenue
        930,000   4.375%, 01/01/27 Series A Syncora Guarantee Inc.
                     Insured ..............................................    NR/A               847,844
                     Trimble County, Kentucky Environmental Facilities
      3,000,000   4.600%, 06/01/33 AMBAC Insured ..........................   A2/BBB+           2,488,410
                                                                                          ---------------
                  Total Utilities .........................................                    34,840,098
                                                                                          ---------------
                  Total Revenue Bonds .....................................                   227,626,619
                                                                                          ---------------

                     Total Investments (cost $234,715,256-note 4) .........    98.2%          232,704,238
                     Other assets less liabilities ........................     1.8             4,332,483
                                                                              -----       ---------------
                     Net Assets ...........................................   100.0%      $   237,036,721
                                                                              =====       ===============

                                                              PERCENT OF
PORTFOLIO DISTRIBUTION BY QUALITY RATING                      PORTFOLIO+
----------------------------------------                      ----------
Aaa of Moody's or AAA of S&P or AAA of Fitch ..............     35.9%
Pre-refunded bonds++ ......................................      0.2
Aa of Moody's or AA of S&P ................................     45.8
A of Moody's or S&P .......................................     17.9
BBB of S&P ................................................      0.2
                                                               -----
                                                               100.0%
                                                               =====

+ Where applicable, calculated using the highest rating of the three rating services.

++ Pre-refunded bonds are bonds for which U.S. Government obligations have been placed in escrow to retire bonds at their earliest call date.

FITCH RATINGS
-------------
* AA
** A

      Note: National Public Finance Guarantee Corporation (National-re) is the new name for Municipal Bond Investors Assurance Inc.'s U.S. public finance platform.

                            PORTFOLIO ABBREVIATIONS:
                            ------------------------
           AMBAC- American Municipal Bond Assurance Corp.
           AMT - Alternative Minimum Tax
           CIFG - CDC IXIS Financial Guaranty
           FGIC - Financial Guaranty Insurance Co.
           FSA - Financial Security Assurance
           LOC - Letter of Credit
           National-re - National Public Finance Guarantee Corporation National-re-FGIC - Reinsured FGIC bonds
           NR - Not Rated

                See accompanying notes to financial statements.

                      CHURCHILL TAX-FREE FUND OF KENTUCKY
                      STATEMENT OF ASSETS AND LIABILITIES
                           JUNE 30, 2009 (UNAUDITED)

ASSETS
        Investments at value (cost $234,715,256) ................................................    $     232,704,238
        Cash ....................................................................................            1,184,171
        Interest receivable .....................................................................            3,394,298
        Receivable for Fund shares sold .........................................................              226,859
        Other assets ............................................................................               16,794
                                                                                                     -----------------
        Total assets ............................................................................          237,526,360
                                                                                                     -----------------
LIABILITIES
        Dividends payable .......................................................................              266,077
        Management fee payable ..................................................................               77,653
        Payable for Fund shares redeemed ........................................................               56,431
        Distribution and service fees payable ...................................................               26,356
        Accrued expenses ........................................................................               63,122
                                                                                                     -----------------
        Total liabilities .......................................................................              489,639
                                                                                                     -----------------
NET ASSETS ......................................................................................    $     237,036,721
                                                                                                     =================
        Net Assets consist of:
        Capital Stock - Authorized an unlimited number of shares, par value $0.01 per share .....    $         232,545
        Additional paid-in capital ..............................................................          239,320,562
        Net unrealized depreciation on investments (note 4) .....................................           (2,011,018)
        Undistributed net investment income .....................................................               85,527
        Accumulated net realized loss on investments ............................................             (590,895)
                                                                                                     -----------------
                                                                                                     $     237,036,721
                                                                                                     =================
CLASS A
        Net Assets ..............................................................................    $     183,571,109
                                                                                                     =================
        Capital shares outstanding ..............................................................           18,010,998
                                                                                                     =================
        Net asset value and redemption price per share ..........................................    $           10.19
                                                                                                     =================
        Maximum offering price per share (100/96 of $10.19 adjusted to nearest cent) ............    $           10.61
                                                                                                     =================
CLASS C
        Net Assets ..............................................................................    $       2,919,154
                                                                                                     =================
        Capital shares outstanding ..............................................................              286,552
                                                                                                     =================
        Net asset value and offering price per share ............................................    $           10.19
                                                                                                     =================
        Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
                during the first 12 months after purchase) ......................................    $           10.19*
                                                                                                     =================
CLASS I
        Net Assets ..............................................................................    $       7,954,143
                                                                                                     =================
        Capital shares outstanding ..............................................................              780,828
                                                                                                     =================
        Net asset value, offering and redemption price per share ................................    $           10.19
                                                                                                     =================
CLASS Y
        Net Assets ..............................................................................    $      42,592,315
                                                                                                     =================
        Capital shares outstanding ..............................................................            4,176,110
                                                                                                     =================
        Net asset value, offering and redemption price per share ................................    $           10.20
                                                                                                     =================

                See accompanying notes to financial statements.

                      CHURCHILL TAX-FREE FUND OF KENTUCKY
                            STATEMENT OF OPERATIONS
                   SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)

INVESTMENT INCOME:
        Interest income ......................................                     $  5,539,298
Expenses:
        Management fee (note 3) ..............................    $    458,390
        Distribution and service fees (note 3) ...............         155,873
        Transfer and shareholder servicing agent fees (note 3)          83,617
        Trustees' fees and expenses (note 8) .................          52,904
        Legal fees (note 3) ..................................          40,268
        Shareholders' reports and proxy statements ...........          24,622
        Fund accounting fees .................................          18,061
        Auditing and tax fees ................................          10,314
        Custodian fees (note 6) ..............................           9,126
        Registration fees and dues ...........................           8,126
        Insurance ............................................           5,895
        Chief compliance officer (note 3) ....................           2,017
        Miscellaneous ........................................          14,577
                                                                  ------------
        Total expenses .......................................         883,790

        Expenses paid indirectly (note 6) ....................            (257)
                                                                  ------------
        Net expenses .........................................                          883,533
                                                                                   ------------
        Net investment income ................................                        4,655,765

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
        Net realized gain (loss) from securities transactions          (93,154)
        Change in unrealized appreciation on investments .....      17,766,346
                                                                  ------------

        Net realized and unrealized gain (loss) on investments                       17,673,192
                                                                                   ------------
        Net change in net assets resulting from operations ...                     $ 22,328,957
                                                                                   ============

                See accompanying notes to financial statements.

                      CHURCHILL TAX-FREE FUND OF KENTUCKY
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                  SIX MONTHS ENDED
                                                                    JUNE 30, 2009         YEAR ENDED
                                                                     (UNAUDITED)       DECEMBER 31, 2008
                                                                 -----------------     -----------------
OPERATIONS:
        Net investment income ...............................    $       4,655,765     $       9,522,502
        Net realized gain (loss) from securities transactions              (93,154)             (497,741)
        Change in unrealized appreciation on investments ....           17,766,346           (21,839,357)
                                                                 -----------------     -----------------
          Change in net assets from operations ..............           22,328,957           (12,814,596)
                                                                 -----------------     -----------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 10):
        Class A Shares:
        Net investment income ...............................           (3,601,522)           (7,345,786)
        Net realized gain on investments ....................                   --              (929,036)
        Class C Shares:
        Net investment income ...............................              (44,589)             (107,381)
        Net realized gain on investments ....................                   --               (14,676)
        Class I Shares:
        Net investment income ...............................             (152,933)             (311,177)
        Net realized gain on investments ....................                   --               (42,568)
        Class Y Shares:
        Net investment income ...............................             (835,166)           (1,718,581)
        Net realized gain on investments ....................                   --              (203,981)
                                                                 -----------------     -----------------
          Change in net assets from distributions ...........           (4,634,210)          (10,673,186)
                                                                 -----------------     -----------------
CAPITAL SHARE TRANSACTIONS (note 7):
        Proceeds from shares sold ...........................           16,615,539            24,423,276
        Reinvested dividends and distributions ..............            1,804,047             4,636,181
        Cost of shares redeemed .............................          (16,462,034)          (36,459,652)
                                                                 -----------------     -----------------
        Change in net assets from capital share transactions             1,957,552            (7,400,195)
                                                                 -----------------     -----------------
        Change in net assets ................................           19,652,299           (30,887,977)
NET ASSETS:
        Beginning of period .................................          217,384,422           248,272,399
                                                                 -----------------     -----------------
        End of period* ......................................    $     237,036,721     $     217,384,422
                                                                 =================     =================

        * Includes undistributed net investment income of: ..    $          85,527     $          63,972
                                                                 =================     =================

                See accompanying notes to financial statements.

                      CHURCHILL TAX-FREE FUND OF KENTUCKY
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2009 (UNAUDITED)

1. ORGANIZATION

      Churchill Tax-Free Fund of Kentucky (the "Fund"), a non-diversified, open-end investment company, was organized in March, 1987 as a Massachusetts business trust and commenced operations on May 21, 1987. The Fund is authorized to issue an unlimited number of shares and, since its inception to April 1, 1996, offered only one class of shares. On that date, the Fund began offering two additional classes of shares, Class C and Class Y Shares. All shares outstanding prior to that date were designated as Class A Shares and are sold with a front-payment sales charge and bear an annual distribution fee. Class C Shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. Class C Shares together with a pro-rata portion of all Class C Shares acquired through reinvestment of dividends and other distributions paid in additional Class C Shares, automatically convert to Class A Shares after 6 years. The Class Y Shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y Shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On April 30, 1998, the Fund established Class I Shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. Class I Shares are sold at net asset value without any sales charge, redemption fees, or contingent deferred sales charge. Class I Shares carry a distribution fee and a service fee. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If market quotations or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

b) FAIR VALUE MEASUREMENTS: The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, ("Fair Value Measurements" ("SFAS 157"), effective

      January 1, 2008. SFAS 157 established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The Fund's investments are assigned levels based upon the observability.

      The three-tier hierarchy of inputs is summarized below:

      Level 1 - quoted prices in active markets for identical securities

      Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

      Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

      The following is a summary of the valuation inputs, representing 100% of the Fund's investments (details of which can be found in the schedule of investments), used to value the Fund's net assets as of June 30, 2009:

            VALUATION INPUTS                           INVESTMENTS IN SECURITIES
            ----------------                           -------------------------
            Level 1 - Quoted Prices .......................   $         --
            Level 2 - Other Significant Observable Inputs
               Municipal Bonds ............................    232,704,238
            Level 3 - Significant Unobservable Inputs .....             --
                                                              ------------
            Total .........................................   $232,704,238
                                                              ============

c)    ACCOUNTING  PRONOUNCEMENTS:   In  April  2009,  the  Financial  Accounting
      Standards Board ("FASB") issued FASB Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. The adoption of FSP 157-4 did not have an impact on the Fund's financial statements and the Fund has made the required additional disclosures.

      In May 2009, the FASB issued SFAS No. 165,  "Subsequent  Events" (SFAS No.
      165). The Fund adopted SFAS No. 165 which requires an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. For non-recognized subsequent events that must be disclosed to keep financial statements from being misleading, an entity is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. In addition, SFAS No. 165 requires an entity to disclose the date through which subsequent events have been evaluated. The Fund has evaluated subsequent events through the issuance of its financial statements on August 28, 2009.

      The Fund has adopted the provisions of Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"), effective June 30, 2009. SFAS 161 requires enhanced disclosures about a fund's derivative and hedging activities, including how such activities are accounted for and their effect on a fund's financial position, performance and cash flows. The Fund does not invest in derivative instruments or engage in hedging activities. As a result, SFAS 161 did not impact the Fund's financial statements.

d) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

e) FEDERAL INCOME TAXES: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

      The Fund has adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). Management has reviewed the tax positions for each of the open tax years (2005-2008) and has determined that implementation of FIN 48 did not have a material impact on the Fund's financial statements.

f) MULTIPLE CLASS ALLOCATIONS: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

g) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

h) RECLASSIFICATION OF CAPITAL ACCOUNTS: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. On December 31, 2008 the Fund decreased undistributed net investment income by $4,504, decreased undistributed net realized loss on investments by $2,296 and increased additional paid-in capital by $2,208.

3. FEES AND RELATED PARTY TRANSACTIONS

a) MANAGEMENT ARRANGEMENTS:

      Aquila Investment Management LLC (the "Manager"), a wholly-owned subsidiary of Aquila Management Corporation, the Fund's founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. Under the Advisory and Administration Agreement, the
Manager provides all investment management and administrative services to the Fund. The Manager's services include providing the office of the Fund and all related services as well as managing relationships with all of the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, fund accounting agent, auditors and distributor. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.40 of 1% on the Fund's average net assets.

      Under a Compliance Agreement with the Manager, the Manager is compensated for Chief Compliance Officer related services provided to enable the Fund to comply with Rule 38a-1 of the Investment Company Act of 1940.

      Specific details as to the nature and extent of the services provided by the Manager are more fully defined in the Fund's Prospectus and Statement of Additional Information.

b) DISTRIBUTION AND SERVICE FEES:

      The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make distribution fee payments to broker-dealers ("Qualified Recipients") or others selected by Aquila Distributors, Inc. (the "Distributor") including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund's shares or servicing of shareholder accounts. The Fund makes payment of this distribution fee at the annual rate of 0.15% of the Fund's average net assets represented by Class A Shares. For the six months ended June 30, 2009, distribution fees on Class A Shares amounted to $133,921 of which the Distributor retained $5,580.

      Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund's average net assets represented by Class C Shares and for the six months ended June 30, 2009, amounted to $10,588. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund's average net assets represented by Class C Shares and for the six months ended June 30, 2009, amounted to $3,530. The total of these payments with respect to Class C Shares amounted to $14,118 of which the Distributor retained $3,144.

      Under another part of the Plan, the Fund is authorized to make payments with respect to Class I Shares to Qualified Recipients. Class I payments, under the Plan, may not exceed for any fiscal year of the Fund a rate (currently 0.20%), set from time to time by the Board of Trustees, of not more than 0.25% of the average annual net assets represented by the Class I Shares. In addition, Class I has a Shareholder Services Plan under which it may pay service fees (currently 0.15%) of not more than 0.25% of the average annual net assets represented by Class I Shares. That is, the total payments under both plans will not exceed 0.50% of such net assets. For the six months ended June 30, 2009, these payments were made at the average annual rate of 0.35% of such net assets and amounted to $13,710 of which $7,834 related to the Plan and $5,876 related to the Shareholder Services Plan.

      Specific details about the Plans are more fully defined in the Fund's Prospectus and Statement of Additional Information.

      Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund's shares. Through agreements between the Distributor and various brokerage and advisory firms ("intermediaries"), the Fund's shares are sold primarily through the facilities of intermediaries having offices within Kentucky, with the bulk of sales commissions inuring to such intermediaries. For the six months ended June 30, 2009, total commissions on sales of Class A Shares amounted to $80,663 of which the Distributor received $6,808.

c) OTHER RELATED PARTY TRANSACTIONS:

      For the six months ended June 30, 2009, the Fund incurred $40,268 of legal fees allocable to Butzel Long PC, counsel to the Fund, for legal services in conjunction with the Fund's ongoing operations. The Secretary of the Fund is a shareholder of that firm.

4. PURCHASES AND SALES OF SECURITIES

      During the six months ended June 30, 2009, purchases of securities and proceeds from the sales of securities aggregated $9,116,112 and $11,180,932, respectively.

      At June 30, 2009 the aggregate tax cost for all securities was $234,654,137. At June 30, 2009, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $2,860,285 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $4,810,184 for a net unrealized depreciation of $1,949,899.

5. PORTFOLIO ORIENTATION

      Since the Fund invests principally and may invest entirely in double tax-free municipal obligations of issuers within Kentucky, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Kentucky and whatever effects these may have upon Kentucky issuers' ability to meet their obligations.

6. EXPENSES

      The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses.

7. CAPITAL SHARE TRANSACTIONS

      Transactions in Capital Shares of the Fund were as follows:

                                          SIX MONTHS ENDED
                                            JUNE 30, 2009                      YEAR ENDED
                                             (UNAUDITED)                    DECEMBER 31, 2008
                                     -----------------------------     -----------------------------
                                        SHARES           AMOUNT           SHARES           AMOUNT
                                     ------------     ------------     ------------     ------------
CLASS A SHARES:
        Proceeds from shares sold         994,204     $ 10,001,872        1,752,221     $ 17,615,276
        Reinvested distributions          160,414        1,619,917          407,510        4,010,870
        Cost of shares redeemed .      (1,136,904)     (11,414,731)      (2,868,625)     (28,007,543)
                                     ------------     ------------     ------------     ------------
                Net change ......          17,714          207,058         (708,894)      (6,381,397)
                                     ------------     ------------     ------------     ------------
CLASS C SHARES:
        Proceeds from shares sold          63,668          643,007           36,194          370,078
        Reinvested distributions            2,932           29,594            7,776           76,395
        Cost of shares redeemed .         (66,005)        (664,899)        (155,154)      (1,542,526)
                                     ------------     ------------     ------------     ------------
                Net change ......             595            7,702         (111,184)      (1,096,053)
                                     ------------     ------------     ------------     ------------
CLASS I SHARES:
        Proceeds from shares sold           1,104           11,001            9,148           93,333
        Reinvested distributions           12,143          122,013           32,930          322,736
        Cost of shares redeemed .         (61,454)        (610,851)         (19,082)        (187,682)
                                     ------------     ------------     ------------     ------------
                Net change ......         (48,207)        (477,837)          22,996          228,387
                                     ------------     ------------     ------------     ------------
CLASS Y SHARES:
        Proceeds from shares sold         593,854        5,959,659          627,670        6,344,589
        Reinvested distributions            3,237           32,523           23,664          226,180
        Cost of shares redeemed .        (375,884)      (3,771,553)        (706,040)      (6,721,901)
                                     ------------     ------------     ------------     ------------
                Net change ......         221,207        2,220,629          (54,706)        (151,132)
                                     ------------     ------------     ------------     ------------
Total transactions in Fund
        shares ..................         191,309     $  1,957,552         (851,788)    $ (7,400,195)
                                     ============     ============     ============     ============

8. TRUSTEES' FEES AND EXPENSES

      At June 30, 2009 there were 6 Trustees, one of which is affiliated with the Manager and is not paid any fees. The total amount of Trustees' service and attendance fees paid during the six months ended June 30, 2009 was $41,159 to cover carrying out their responsibilities and attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting. When additional meetings (Audit, Nominating, Shareholder and special meetings) are held, meeting fees are paid to those Trustees in attendance. Trustees are reimbursed for their expenses such as travel, accommodations, and meals incurred in connection with attendance at Board Meetings and the Annual Meeting of Shareholders. For the six months ended June 30, 2009, such meeting-related expenses amounted to $11,745.

9. SECURITIES TRADED ON A WHEN-ISSUED BASIS

      The Fund may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Beginning on the date the Fund enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the amount of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

10. INCOME TAX INFORMATION AND DISTRIBUTIONS

      The Fund declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. Dividends and capital gains distributions are paid in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option.

      The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and Commonwealth of Kentucky income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund's net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax. As of December 31, 2008, the Fund had a capital loss carryover of $477,760 that if not offset by capital gains will expire in 2016.

      As of December 31, 2008, there were post-October capital loss deferrals of $19,981, which will be recognized in the following year.

      The tax character of distributions:

                                                    Year Ended December 31,
                                                    2008               2007
                                                ------------       ------------
      Net tax-exempt income                     $  9,482,925       $  9,862,982
      Net realized gain on investments             1,190,261          1,489,125
                                                ------------       ------------
                                                $ 10,673,186       $ 11,352,107
                                                ============       ============

      As of December 31, 2008, the components of distributable earnings on a tax basis were as follows:

      Accumulated net realized loss                   $   (477,760)
      Unrealized depreciation                          (19,713,393)
      Undistributed tax-exempt income                      553,588
      Other accumulated losses                             (19,981)
      Other temporary differences                         (553,588)
                                                      ------------
                                                      $(20,211,134)
                                                      ============

      The difference between book basis and tax basis unrealized appreciation is attributable primarily to premium/discount adjustments.The difference between book basis and tax basis undistributed income is due to the timing difference in recognizing dividends paid.

11. RECENT DEVELOPMENT

      Since December 2007, municipal bond insurance companies have been under review by the three major rating agencies: Standard & Poor's, Moody's and Fitch. The ratings of most of the insurance companies have now either been downgraded and/or have a negative outlook. The financial markets continue to assess the severity of the losses caused by the subprime credit crisis and its impact on municipal bond insurance companies and the prices of insured municipal bonds.

                       CHURCHILL TAX-FREE FUND OF KENTUCKY
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                   CLASS A
                                              ----------------------------------------------------------------------------------
                                              SIX MONTHS
                                                ENDED                               YEAR ENDED DECEMBER 31,
                                                6/30/09       ------------------------------------------------------------------
                                              (UNAUDITED)       2008           2007           2006          2005          2004
                                              -----------     --------       --------       --------      --------      --------
Net asset value, beginning of period .....    $   9.42        $  10.38       $  10.59       $  10.60      $  10.74      $  10.69
                                              -----------     --------       --------       --------      --------      --------
Income (loss) from investment operations:
    Net investment income ................        0.20            0.40++         0.39++         0.39+         0.39+         0.42+
    Net gain (loss) on securities (both
      realized and unrealized) ...........        0.77           (0.92)         (0.15)          0.03         (0.14)         0.05
                                              -----------     --------       --------       --------      --------      --------
    Total from investment operations .....        0.97           (0.52)          0.24           0.42          0.25          0.47
                                              -----------     --------       --------       --------      --------      --------
Less distributions (note 10):
    Dividends from net investment income .       (0.20)          (0.39)         (0.39)         (0.40)        (0.39)        (0.42)
    Distributions from capital gains .....          --           (0.05)         (0.06)         (0.03)           --            --
                                              -----------     --------       --------       --------      --------      --------
    Total distributions ..................       (0.20)          (0.44)         (0.45)         (0.43)        (0.39)        (0.42)
                                              -----------     --------       --------       --------      --------      --------
Net asset value, end of period ...........    $  10.19        $   9.42       $  10.38       $  10.59      $  10.60      $  10.74
                                              ===========     ========       ========       ========      ========      ========
Total return (not reflecting sales charge)       10.34%*         (5.05)%         2.38%          4.02%         2.39%         4.49%
Ratios/supplemental data
    Net assets, end of period
      (in thousands) .....................    $183,571        $169,582       $194,140       $211,501      $223,811      $232,927
    Ratio of expenses to average
      net assets .........................        0.78%**         0.79%          0.75%          0.76%         0.77%         0.73%
    Ratio of net investment income to
      average net assets .................        4.05%**         3.97%          3.77%          3.71%         3.66%         3.96%
    Portfolio turnover rate ..............        4.03%*         13.76%         18.92%         19.07%        24.87%        14.31%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

    Ratio of expenses to average
      net assets .........................        0.78%**         0.78%          0.74%          0.76%         0.76%         0.73%

                                                                                   CLASS C
                                              ----------------------------------------------------------------------------------
                                              SIX MONTHS
                                                ENDED                               YEAR ENDED DECEMBER 31,
                                                6/30/09       ------------------------------------------------------------------
                                              (UNAUDITED)       2008           2007           2006          2005          2004
                                              -----------     --------       --------       --------      --------      --------
Net asset value, beginning of period .....    $   9.42        $  10.38       $  10.58       $  10.59      $  10.73      $  10.69
                                              -----------     --------       --------       --------      --------      --------
Income (loss) from investment operations:
    Net investment income ................        0.16            0.31++         0.31++         0.30+         0.30+         0.33+
    Net gain (loss) on securities (both
      realized and unrealized) ...........        0.77           (0.91)         (0.15)          0.03         (0.14)         0.04
                                              -----------     --------       --------       --------      --------      --------
    Total from investment operations .....        0.93           (0.60)          0.16           0.33          0.16          0.37
                                              -----------     --------       --------       --------      --------      --------
Less distributions (note 10):
    Dividends from net investment income .       (0.16)          (0.31)         (0.30)         (0.31)        (0.30)        (0.33)
    Distributions from capital gains .....          --           (0.05)         (0.06)         (0.03)           --            --
                                              -----------     --------       --------       --------      --------      --------
    Total distributions ..................       (0.16)          (0.36)         (0.36)         (0.34)        (0.30)        (0.33)
                                              -----------     --------       --------       --------      --------      --------
Net asset value, end of period ...........    $  10.19        $   9.42       $  10.38       $  10.58      $  10.59      $  10.73
                                              ===========     ========       ========       ========      ========      ========
Total return (not reflecting sales charge)        9.88%*         (5.85)%         1.61%          3.15%         1.53%         3.51%
Ratios/supplemental data
    Net assets, end of period
      (in thousands) .....................    $  2,919        $  2,694       $  4,120       $  5,686      $  7,296      $  8,166
    Ratio of expenses to average
      net assets .........................        1.63%**         1.64%          1.60%          1.62%         1.62%         1.58%
    Ratio of net investment income to
      average net assets .................        3.17%**         3.10%          2.92%          2.87%         2.81%         3.11%
    Portfolio turnover rate ..............        4.03%*         13.76%         18.92%         19.07%        24.87%        14.31%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

    Ratio of expenses to average
      net assets .........................        1.63%**         1.63%          1.59%          1.61%         1.61%         1.58%

----------
+     Per share amounts have been  calculated  using the monthly  average shares method.
++    Per share  amounts have been  calculated  using the daily  average  shares method.
*     Not annualized.
**    Annualized.

                 See accompanying notes to financial statements.

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                   CLASS I
                                              ----------------------------------------------------------------------------------
                                              SIX MONTHS
                                                ENDED                               YEAR ENDED DECEMBER 31,
                                                6/30/09       ------------------------------------------------------------------
                                              (UNAUDITED)       2008           2007           2006          2005          2004
                                              -----------     --------       --------       --------      --------      --------
Net asset value, beginning of period .....    $   9.42        $  10.38       $  10.58       $  10.59      $  10.73      $  10.69
                                              -----------     --------       --------       --------      --------      --------
Income (loss) from investment operations:
    Net investment income ................        0.19            0.38++         0.38++         0.38+         0.38+         0.41+
    Net gain (loss) on securities (both
      realized and unrealized) ...........        0.77           (0.91)         (0.14)          0.02         (0.14)         0.03
                                              -----------     --------       --------       --------      --------      --------
    Total from investment operations .....        0.96           (0.53)          0.24           0.40          0.24          0.44
                                              -----------     --------       --------       --------      --------      --------
Less distributions (note 10):
    Dividends from net investment income .       (0.19)          (0.38)         (0.38)         (0.38)        (0.38)        (0.40)
    Distributions from capital gains .....          --           (0.05)         (0.06)         (0.03)           --            --
                                              -----------     --------       --------       --------      --------      --------
    Total distributions ..................       (0.19)          (0.43)         (0.44)         (0.41)        (0.38)        (0.40)
                                              -----------     --------       --------       --------      --------      --------
Net asset value, end of period ...........    $  10.19        $   9.42       $  10.38       $  10.58      $  10.59      $  10.73
                                              ===========     ========       ========       ========      ========      ========
Total return (not reflecting sales charge)       10.28%*         (5.16)%         2.33%          3.87%         2.24%         4.24%
Ratios/supplemental data
    Net assets, end of period
      (in thousands) .....................    $  7,954        $  7,810       $  8,363       $  8,018      $  7,764      $  7,564
    Ratio of expenses to average
      net assets .........................        0.91%**         0.93%          0.89%          0.91%         0.92%         0.89%
    Ratio of net investment income to
      average net assets .................        3.92%**         3.83%          3.62%          3.57%         3.52%         3.79%
    Portfolio turnover rate ..............        4.03%*         13.76%         18.92%         19.07%        24.87%        14.31%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

    Ratio of expenses to average
      net assets .........................        0.91%**         0.92%          0.88%          0.90%         0.91%         0.89%

                                                                                   CLASS Y
                                              ----------------------------------------------------------------------------------
                                              SIX MONTHS
                                                ENDED                               YEAR ENDED DECEMBER 31,
                                                6/30/09       ------------------------------------------------------------------
                                              (UNAUDITED)       2008           2007           2006          2005          2004
                                              -----------     --------       --------       --------      --------      --------
Net asset value, beginning of period .....    $   9.43        $  10.39       $  10.59       $  10.61      $  10.75      $  10.70
                                              -----------     --------       --------       --------      --------      --------
Income (loss) from investment operations:
    Net investment income ................        0.21            0.41++         0.41++         0.41+         0.41+         0.44+
    Net gain (loss) on securities (both
      realized and unrealized) ...........        0.77           (0.91)         (0.14)          0.01         (0.14)         0.05
                                              -----------     --------       --------       --------      --------      --------
    Total from investment operations .....        0.98           (0.50)          0.27           0.42          0.27          0.49
                                              -----------     --------       --------       --------      --------      --------
Less distributions (note 10):
    Dividends from net investment income .       (0.21)          (0.41)         (0.41)         (0.41)        (0.41)        (0.44)
    Distributions from capital gains .....          --           (0.05)         (0.06)         (0.03)           --            --
                                              -----------     --------       --------       --------      --------      --------
    Total distributions ..................       (0.21)          (0.46)         (0.47)         (0.44)        (0.41)        (0.44)
                                              -----------     --------       --------       --------      --------      --------
Net asset value, end of period ...........    $  10.20        $   9.43       $  10.39       $  10.59      $  10.61      $  10.75
                                              ===========     ========       ========       ========      ========      ========
Total return (not reflecting sales charge)       10.42%*         (4.88)%         2.63%          4.08%         2.55%         4.65%
Ratios/supplemental data
    Net assets, end of period
      (in thousands) .....................    $ 42,592        $ 37,299       $ 41,648       $ 46,625      $ 47,816      $ 48,795
    Ratio of expenses to average
      net assets .........................        0.63%**         0.64%          0.60%          0.61%         0.62%         0.58%
    Ratio of net investment income to
      average net assets .................        4.19%**         4.12%          3.92%          3.86%         3.81%         4.11%
    Portfolio turnover rate ..............        4.03%*         13.76%         18.92%         19.07%        24.87%        14.31%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

    Ratio of expenses to average
      net assets .........................        0.63%**         0.63%          0.59%          0.61%         0.61%         0.58%

----------
+     Per share amounts have been  calculated  using the monthly  average shares method.
++    Per share  amounts have been  calculated  using the daily  average  shares method.
*     Not annualized.
**    Annualized.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

ANALYSIS OF EXPENSES (UNAUDITED)

      As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges ("CDSC") with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The table below is based on an investment of $1,000 invested on January 1, 2009 and held for the six months ended June 30, 2009.

ACTUAL EXPENSES

      This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

SIX MONTHS ENDED JUNE 30, 2009

                  ACTUAL
               TOTAL RETURN      BEGINNING          ENDING           EXPENSES
                  WITHOUT         ACCOUNT           ACCOUNT         PAID DURING
             SALES CHARGES(1)      VALUE             VALUE         THE PERIOD(2)
--------------------------------------------------------------------------------
Class A          10.34%          $1,000.00         $1,103.40          $4.07
--------------------------------------------------------------------------------
Class C           9.88%          $1,000.00         $1,098.80          $8.48
--------------------------------------------------------------------------------
Class I          10.28%          $1,000.00         $1,102.80          $4.74
--------------------------------------------------------------------------------
Class Y          10.42%          $1,000.00         $1,104.20          $3.29
--------------------------------------------------------------------------------

(1) ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY, AT NET ASSET VALUE AND DOES NOT REFLECT THE DEDUCTION OF THE APPLICABLE SALES CHARGES WITH RESPECT TO CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES ("CDSC") WITH RESPECT TO CLASS C SHARES. TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.

(2) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.78%, 1.63%, 0.91% AND 0.63% FOR THE FUND'S CLASS A, C, I AND Y SHARES, RESPECTIVELY,
      MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 181/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

      Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs with respect to Class A shares. The example does not reflect the deduction of contingent deferred sales charges ("CDSC") with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

SIX MONTHS ENDED JUNE 30, 2009

               HYPOTHETICAL
                ANNUALIZED       BEGINNING          ENDING           EXPENSES
                   TOTAL          ACCOUNT           ACCOUNT         PAID DURING
                  RETURN           VALUE             VALUE         THE PERIOD(1)
--------------------------------------------------------------------------------
Class A           5.00%          $1,000.00         $1,020.93          $3.91
--------------------------------------------------------------------------------
Class C           5.00%          $1,000.00         $1,016.71          $8.15
--------------------------------------------------------------------------------
Class I           5.00%          $1,000.00         $1,020.28          $4.56
--------------------------------------------------------------------------------
Class Y           5.00%          $1,000.00         $1,021.67          $3.16
--------------------------------------------------------------------------------

(1) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.78%, 1.63%, 0.91% AND 0.63% FOR THE FUND'S CLASS A, C, I AND Y SHARES, RESPECTIVELY,
      MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 181/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INFORMATION AVAILABLE (UNAUDITED)

      Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent your Fund's entire list of portfolio securities twice a year in the semi-annual and annual reports you receive. Additionally, under Fund policies, the Manager publicly discloses the complete schedule of the Fund's portfolio holdings, as of each calendar quarter, generally by the 15th day after the end of each calendar quarter. Such information remains accessible until the next schedule is made publicly available. You may obtain a copy of the Fund's portfolio holding schedule for the most recently completed period by visiting the Fund's website at www.aquilafunds.com. The Fund also discloses its five largest holdings by value as of the close of the last business day of each calendar month in a posting to its website on the 5th business day following the month end. This information remains on the website until the next such posting. Whenever you wish to see a listing of your Fund's portfolio other than in your shareholder reports, please check our website (www.aquilafunds.com) or call us at 1-800-437-1020.

      The Fund additionally files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at http://www.sec.gov. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PROXY VOTING RECORD (UNAUDITED)

      The Fund does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2009 with respect to which the Fund was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                    SHAREHOLDER MEETING RESULTS (UNAUDITED)

The Annual Meeting of Shareholders of Churchill Tax-Free Fund of Kentucky (the "Fund") was held on April 24, 2009. The holders of shares representing 89% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes are presented below).

1.    To elect Trustees.

                             Dollar Amount of Votes
                             ----------------------
        Trustee                 For             Withheld
        -------                 ---             --------
        Thomas A. Christopher   $196,137,773    $2,470,163
        David A. Duffy          $196,108,683    $2,499,244
        Diana P. Herrmann       $196,096,907    $2,511,029
        Theodore T. Mason       $196,137,773    $2,470,163
        Anne J. Mills           $196,127,025    $2,480,910
        James R. Ramsey         $196,121,836    $2,486,100

2. To ratify the selection of Tait Weller & Baker LLP as the Fund's independent registered public accounting firm.

                             Dollar Amount of Votes
                             ----------------------
                For             Against         Abstain
                ---             -------         -------
                $196,028,076    $877,375        $1,692,475
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION (UNAUDITED)

RENEWAL OF THE ADVISORY AND ADMINISTRATION AGREEMENT

      Renewal until June 30, 2010 of the Advisory and Administration Agreement (the "Advisory Agreement") between the Fund and the Manager was approved by the Board of Trustees and the independent Trustees in May, 2009. At a meeting called and held for that purpose at which a majority of the independent Trustees were present in person, the following materials were considered:

o     A copy of the agreement to be renewed;

o     A term sheet describing the material terms of the agreement;

o     The Annual Report of the Fund for the year ended December 31, 2008;

o A report, prepared by the Manager and provided to the Trustees in advance of the meeting for the Trustees' review, containing data about the performance of the Fund, data about its fees, expenses and purchases and redemptions of capital stock together with comparisons of such data with similar data about other comparable funds, as well as data as to the profitability of the Manager; and

o Quarterly materials reviewed at prior meetings on the Fund's performance, operations, portfolio and compliance.

      The Trustees reviewed materials relevant to, and considered the following factors:

THE NATURE, EXTENT, AND QUALITY OF THE SERVICES PROVIDED BY THE MANAGER.

      The Trustees noted that the Manager employed Mr. Todd W. Curtis as portfolio manager for the Fund and had provided credit analysis of the Fund's portfolio securities through a locally-based credit advisory firm. Todd Curtis had been the back-up portfolio manager for Churchill Tax-Free Fund of Kentucky since 2004 and the lead portfolio manager of the Manager's $300 million Tax-Free Trust of Arizona since its inception in 1986. The Trustees noted the extensive experience of Mr. Curtis which consisted of over 23 years of experience managing Aquila's municipal bond funds. Moreover, he has been an investment professional for close to 30 years.

      The Board considered that the Manager had provided all services the Board deemed necessary or appropriate, including the specific services that the Board has determined are required for the Fund, given that its purpose is to provide shareholders with as high a level of current income exempt from Kentucky state and regular Federal income taxes as is consistent with preservation of capital.

      The Manager has additionally provided all administrative services to the Fund. The Board considered the nature and extent of the Manager's supervision of third-party service providers, including the Fund's shareholder servicing agent and custodian.

      The Board concluded that the services provided were appropriate and satisfactory and that the Fund would be well served if they continued. Evaluation of this factor weighed in favor of renewal of the Advisory Agreement.

THE INVESTMENT PERFORMANCE OF THE FUND AND THE MANAGER.

      The Board reviewed each aspect of the Fund's performance and compared its performance with that of its local competitors, with national averages and the benchmark index. It was noted that the materials provided by the Manager indicated that compared to the five largest competitive Kentucky funds, the Fund has had investment performance that is generally comparable to that of its peers for the year-to-date, one, three, five and ten-year periods.

      The Board concluded that the performance of the Fund was acceptable in light of challenging economic and financial market conditions, the length of its average maturities, its investment objectives and its long-standing emphasis on minimizing risk. Evaluation of this factor indicated to the Trustees that renewal of the Advisory Agreement would be appropriate.

THE COSTS OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED BY THE MANAGER AND ITS AFFILIATE FROM THE RELATIONSHIP WITH THE FUND.

      The information provided contained expense data for the Fund and its local competitors as well as data for all single-state tax-free municipal bond funds nationwide, including data for all such front-end load funds of a comparable asset size. The materials also showed the profitability to the Manager of its services to the Fund.

      The Board compared the expense and fee data with respect to the Fund to similar data about other funds that it found to be relevant. The Board concluded that the expenses of the Fund and the fees paid were generally lower than those being paid by single-state tax-free municipal bond funds nationwide, and by the Fund's local competitors.

      The Board further concluded that the profitability to the Manager and the Distributor did not argue against approval of the fees to be paid under the Advisory Agreement.

THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS THE FUND GROWS.

      Data provided to the Trustees showed that the Fund's asset size had generally declined in recent years. They observed that the extraordinary recent turbulence in the financial markets might make it difficult to achieve substantial growth in assets in the near future. The Trustees also noted that the materials indicated that the Fund's fees were already generally lower than those of its peers, including those with breakpoints. Evaluation of this factor indicated to the Board that the Advisory Agreement should be renewed without addition of breakpoints at this time.

BENEFITS DERIVED OR TO BE DERIVED BY THE MANAGER AND ITS AFFILIATE FROM THE RELATIONSHIP WITH THE FUND.

      The Board observed that, as is generally true of most fund complexes, the Manager and its affiliate, by providing services to a number of funds or other investment clients including the Fund, were able to spread costs as they would otherwise be unable to do. The Board noted that while that produces efficiencies and increased profitability for the Manager and its affiliate, it also makes their services available to the Fund at favorable levels of quality and cost which are more advantageous to the Fund than would otherwise have been possible.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

FOUNDERS
  Lacy B. Herrmann, Chairman Emeritus
  Aquila Management Corporation

MANAGER
  AQUILA INVESTMENT MANAGEMENT LLC
  380 Madison Avenue, Suite 2300
  New York, New York 10017

BOARD OF TRUSTEES
  Thomas A. Christopher, Chair
  David A. Duffy
  Diana P. Herrmann
  Theodore T. Mason
  Anne J. Mills
  James R. Ramsey

OFFICERS
  Diana P. Herrmann, President
  Maryann Bruce, Senior Vice President
  Todd W. Curtis, Vice President and Portfolio Manager
  Jason T. McGrew, Vice President
  Robert W. Anderson, Chief Compliance Officer
  Joseph P. DiMaggio, Chief Financial Officer and Treasurer
  Edward M.W. Hines, Secretary

DISTRIBUTOR
  AQUILA DISTRIBUTORS, INC.
  380 Madison Avenue, Suite 2300
  New York, New York 10017

TRANSFER AND SHAREHOLDER SERVICING AGENT
  PNC Global Investment Servicing
  101 Sabin Street
  Pawtucket, RI 02860

CUSTODIAN
  JPMORGAN CHASE BANK, N.A.
  1111 Polaris Parkway
  Columbus, Ohio 43240

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
  Tait, Weller & Baker LLP
  1818 Market Street, Suite 2400
  Philadelphia, PA 19103


Further information is contained in the Prospectus, which must precede or accompany this report.



ITEM 2.  CODE OF ETHICS.

	Not applicable

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

	Not applicable

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

	Not applicable

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

	Not applicable

ITEM 6.  SCHEDULE OF INVESTMENTS.

	Included in Item 1 above

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

   	Not applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

	Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

	Not applicable

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

	The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled. The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources. A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.


ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.  EXHIBITS.

 (a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.


SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CHURCHILL TAX-FREE TRUST


By:  /s/  Diana P. Herrmann
-----------------------------------
President and Trustee
September 2, 2009




By:  /s/  Joseph P. DiMaggio
-------------------------------------
Chief Financial Officer and Treasurer
September 2, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/  Diana P. Herrmann
-----------------------------------
Diana P. Herrmann
President and Trustee
September 2, 2009




By:  /s/  Joseph P. DiMaggio
-------------------------------------
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
September 2, 2009





CHURCHILL TAX-FREE TRUST

EXHIBIT INDEX

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.